Hennion & Walsh, Inc.
2001 Route 46, Waterview Plaza
Parsippany, New Jersey 07054

October 9, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Smart Trust, Tax-Advantaged Growth & Income Trust (2009 Series E) (File No. 333-161984) (CIK# 1472418)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on October 8, 2009.

Very truly yours,

Smart Trust, Tax-Advantaged Growth & Income
Trust (2009 Series E)

By:	Hennion & Walsh, Inc.

By	/s/ KEVIN D. MAHN

Kevin D. Mahn
Authorized Signator